UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23319

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OFI Carlyle Private Credit Fund

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)

Joseph Benedetti, Esq.

OC Private Capital, LLC

225 Liberty Street

New York, New York 10281-1008

(Name and Address of Agent for Service)

(303) 768-3200

(Registrant’s telephone number, including area code)

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2017 – June 30, 2018

Item 1. Proxy Voting Record.

FORM N-PX

ICA File Number:	811- 23319

Registrant Name:	OFI Carlyle Private Credit Fund

Reporting Period:	07/01/2017 - 06/30/2018

OFI Carlyle Private Credit Fund

There is no proxy voting activity for the fund, as the fund did not hold any securities with respect to which it was entitled to vote during the period from June 4, 2018 (commencement of operations) to June 30, 2018.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	OFI Carlyle Private Credit Fund

By:	/s/ Kamal Bhatia*
Kamal Bhatia
President and Principal Executive Officer

Date:	August 24, 2018

*By:	/s/ Stephen Volpe
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Stephen Volpe, Chief Compliance Officer